Subsequent Events - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			1 Months Ended					1 Months Ended					2 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 20, 2006	Sep. 30, 2013 Warrants, Exercise Price of $5.00 Per Share [Member]	Sep. 30, 2013 Warrants, Exercise Price of $5.75 Per Share [Member]	Sep. 30, 2013 Facility Loan Agreement	Sep. 30, 2013 Facility Loan Agreement First Tranche	Sep. 30, 2013 Facility Loan Agreement Scenario one, conversion basis Second Tranche	Sep. 30, 2013 Facility Loan Agreement Wall Street Journal Prime Rate [Member] Scenario two Second Tranche	Nov. 08, 2013 Subsequent Event Lease Agreements sqft	Oct. 31, 2013 Subsequent Event CEO	Oct. 31, 2013 Subsequent Event CSO	Nov. 22, 2013 Subsequent Event Second Private Placement	Oct. 31, 2013 Subsequent Event Second Private Placement	Oct. 31, 2013 Subsequent Event Facility Loan Agreement
Subsequent Event [Line Items]
Gross proceeds from sale of stock														$ 3,000,000	$ 30,200,000
Facility loan, drawn	4,853,000						5,000,000									5,000,000
Net proceeds from sale of stock															31,800,000
Stock issued for cancellation of debt	16,900,000
Issued warrants to purchase common stock					121,739	1,421,698
Exercise price					5.00	5.75
Warrant term					5 years	5 years
Fair Value of warrant liabilities	5,310,000				500,000
Maximum borrowing capacity				30,000,000			10,000,000
Facility loan, fixed interest rate									8.75%
Facility loan, interest amortization period							36 months
Facility loan, final interest payment							300,000
Facility loan, financial covenants							Until positive Phase 2b data is achieved, the Company must be in compliance with one of two financial covenants at all times (1) maintain 1.3 times cash to outstanding debt or (2) maintain sufficient cash on hand to support eight months of operations based on a trailing average monthly cash burn.
Facility loan, fixed interest rate								8.75%
Facility loan, prime rate plus										4.25%
Facility fee							1.00%
Warrants issued					121,739
Stock options granted		15,094										207,724	62,430
Vesting period												4 years	4 years
Stock options exercisable, per share												$ 5.00	$ 5.00
Stock options exercisable	81,951	87,849	100,526									51,420
Lease start date											Jan. 01, 2014
Lease expiration date											Dec. 31, 2018
Area of office space											8,894
Lease obligation											$ 1,700,000